BANK BORROWINGS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BANK BORROWINGS
Short-term bank borrowings	₺ 13,049	₺ 317,343
Long-term bank borrowings	10,924
Total	₺ 23,973	₺ 317,343
Average annual effective interest rate (in percent)	21.30%	23.25%
Short Term Supplier and Merchant Financing Loans
BANK BORROWINGS
Short-term bank borrowings	₺ 818	₺ 151,402
Average annual effective interest rate (in percent)	22.71%	25.19%